Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary Shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling Interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 11,215,080	€ 292,877	€ 2,872,630	€ 10,254,913	€ (1,936,713)	€ (7,706)	€ (346,282)	€ 85,361	€ 1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570
Proceeds from exercise of options and related tax effects	442	€ 11	431							442
Proceeds from exercise of options and related tax effects (in shares)		11,575
Purchase/ sale of noncontrolling interests	13,976		13,976						28,545	42,521
Contributions from/ to noncontrolling interests									(47,175)	(47,175)
Put option liabilities	(3,853)			(3,853)						(3,853)
Net Income	248,946			248,946					55,388	304,334
Other comprehensive income (loss) related to:
Foreign currency translation	497,203				504,179	(380)	(6,498)	(98)	48,593	545,796
Cash flow hedges, net of related tax effects	(1,195)					(1,195)				(1,195)
Pensions, net of related tax effects	38,877						38,877			38,877
Fair value changes	(11,401)							(11,401)		(11,401)
Comprehensive income	772,430								103,981	876,411
Balance at end of period at Mar. 31, 2021	11,998,075	€ 292,888	2,887,037	10,500,006	(1,432,534)	(9,281)	(313,903)	73,862	1,201,581	13,199,656
Balance at end of period (in shares) at Mar. 31, 2021		292,888,145
Balance at beginning of period at Dec. 31, 2021	12,698,783	€ 293,004	2,891,276	10,826,140	(982,506)	(9,115)	(369,998)	49,982	1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339								293,004,339
Proceeds from exercise of options and related tax effects	1,174	€ 23	1,151							€ 1,174
Proceeds from exercise of options and related tax effects (in shares)		22,940
Purchase/ sale of noncontrolling interests	(690)		(690)						497	(193)
Contributions from/ to noncontrolling interests									(55,423)	(55,423)
Put option liabilities	35,135			35,135						35,135
Transfer of cumulative gains/losses of equity investments				8,542				(8,542)
Net Income	157,361			157,361					54,445	211,806
Other comprehensive income (loss) related to:
Foreign currency translation	260,315				263,402	(170)	(3,161)	244	25,022	285,337
Cash flow hedges, net of related tax effects	1,683					1,683				1,683
Pensions, net of related tax effects	100,271						100,271			100,271
Fair value changes	(19,535)							(19,535)		(19,535)
Comprehensive income	500,095								79,467	579,562
Balance at end of period at Mar. 31, 2022	€ 13,234,497	€ 293,027	€ 2,891,737	€ 11,027,178	€ (719,104)	€ (7,602)	€ (272,888)	€ 22,149	€ 1,304,795	€ 14,539,292
Balance at end of period (in shares) at Mar. 31, 2022		293,027,279								293,027,279